As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 95.97%
COMMON STOCKS - 64.88%
AEROSPACE & DEFENSE - 8.03%
Orbital ATK, Inc. (e)	7,931	$1,051,730
Rockwell Collins, Inc. (e)	11,117	1,499,127
		2,550,857
ALTERNATIVE CARRIERS - 0.11%
CenturyLink, Inc. (e)	2,171	35,669
BEVERAGES - 3.27%
Dr Pepper Snapple Group, Inc.	8,791	1,040,679
BIOTECHNOLOGY - 0.21%
Ablynx NV - ADR (a)	1,224	66,781
BROADCASTING - 1.71%
Discovery Communications, Inc. Class C (a)	2,936	57,311
Tribune Media Company Class A	11,961	484,540
		541,851
CASINOS & GAMING - 0.79%
Pinnacle Entertainment, Inc. (a)	8,367	252,265
CRUDE OIL & NATURAL GAS E&P - 0.19%
Alta Mesa Resources, Inc. (a)	7,392	59,136
DATA PROCESSING & OUTSOURCED SERVICES - 0.13%
MoneyGram International, Inc. (a)	4,774	41,152
DIVERSIFIED CHEMICALS - 4.09%
DowDuPont, Inc. (e)	11,879	756,811
Huntsman Corporation	18,597	543,962
		1,300,773
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)	1,419	2,384
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.66%
Orbotech Ltd. (a)(b)	8,465	526,354
FERTILIZERS & AGRICULTURAL CHEMICALS - 4.06%
Monsanto Company (e)	11,046	1,288,958
HEALTH CARE SERVICES - 0.24%
Almost Family, Inc. (a)	245	13,720
Express Scripts Holding Company (a)	885	61,136
		74,856
HOTELS, RESORTS & CRUISE LINES - 1.75%
ILG, Inc.	17,922	557,553
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.15%
Dynegy, Inc. (a)	3,511	47,469
IT CONSULTING & OTHER SERVICES - 0.41%
CSRA, Inc. (a)	3,162	130,369
MANAGED HEALTH CARE - 3.68%
Aetna, Inc.	6,925	1,170,325
MOVIES & ENTERTAINMENT - 13.11%
Time Warner, Inc. (e)	27,410	2,592,438
Twenty-First Century Fox, Inc. Class A	9,845	361,213
Twenty-First Century Fox, Inc. Class B	33,366	1,213,521
		4,167,172
OIL & GAS STORAGE & TRANSPORTATION - 1.38%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892	439,402
PAPER PRODUCTS - 0.33%
KapStone Paper and Packaging Corporation	3,024	103,753
PROPERTY & CASUALTY INSURANCE - 2.09%
XL Group Ltd. (b)	12,023	664,391
REGIONAL BANKS - 0.00%
MainSource Financial Group, Inc.	9	366

REINSURANCE - 1.03%
Validus Holdings Ltd. (b)	4,858	327,672
REITs - 2.03%
GGP, Inc.	31,611	646,761
SEMICONDUCTORS - 12.78%
Cavium, Inc. (a)(e)	4,815	382,215
Microsemi Corporation (a)	14,671	949,507
NXP Semiconductors NV (a)(b)(e)	23,340	2,730,780
		4,062,502
SPECIAL PURPOSE ACQUISITION COMPANIES - 1.64%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(f)	8,972	89,541
Black Ridge Acquisition Corporation (a)	3,305	32,026
Electrum Special Acquisition Corporation (a)(b)	3,481	36,133
Federal Street Acquisition Corporation (a)(f)	1,448	14,096
FinTech Acquisition Corporation II (a)	1,905	18,936
Industrea Acquisition Corporation Class A (a)	126	1,236
Kayne Anderson Acquisition Corporation Class A (a)	6,736	65,945
Modern Media Acquisition Corporation (a)	5,284	52,576
Mudrick Capital Acquisition Corporation (a)	5,919	60,492
National Energy Services Reunited Corporation (a)(b)	3,208	31,855
Pensare Acquisition Corporation (a)	7,938	77,157
Tiberius Acquisition Corporation (a)(f)	4,193	42,182
		522,175
TOTAL COMMON STOCKS (Cost $20,809,471)		20,621,625

PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.20%
ConvergeOne Holdings, Inc. (a)	6,905	63,802
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $55,240)		63,802

CLOSED-END FUNDS - 12.76%
Altaba, Inc. (a)(e)	54,767	4,054,949
TOTAL CLOSED-END FUNDS (Cost $3,040,377)		4,054,949

PREFERRED STOCKS - 1.01%
NuStar Logistics LP, 8.456% (3 Month LIBOR + 6.734%) 1/15/2043 (j)	12,739	321,660
TOTAL PREFERRED STOCKS (Cost $320,513)		321,660

CONTINGENT VALUE RIGHTS - 0.00%
Media General, Inc. (a)(e)(g)	8,397	252
Property Development Centers LLC (a)(g)	7,030	140
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		392

RIGHTS - 0.02% (a)(f)
Black Ridge Acquisition Corporation	3,305	991
Modern Media Acquisition Corporation	5,284	2,346
Pensare Acquisition Corporation	7,938	3,969
TOTAL RIGHTS (Cost $6,600)		7,306

WARRANTS - 0.03% (a)(f)
Black Ridge Acquisition Corporation	3,305	1,289
ConvergeOne Holdings, Inc.	1,547	1,847
Federal Street Acquisition Corporation	724	869
Modern Media Acquisition Corporation	2,642	1,374
Pensare Acquisition Corporation	3,969	2,113
TOTAL WARRANTS (Cost $5,348)		7,492

	Principal Amount
CONVERTIBLE BONDS - 0.58% (f)
Impax Laboratories, Inc.
2.000%, 6/15/2022	$185,000		184,137
TOTAL CONVERTIBLE BONDS (Cost $181,463)			184,137

CORPORATE BONDS - 5.69% (f)
Aleris International, Inc.
9.500%, 4/1/2021 (h)	126,000		131,512
Dynegy, Inc.
5.875%, 6/1/2023	198,000		203,980
General Cable Corporation
5.750%, 10/1/2022	58,000		59,812
HRG Group, Inc.
7.750%, 1/15/2022	149,000		155,053
McDermott International, Inc.
8.000%, 5/1/2021 (b)(h)	300,000		307,875
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	272,000		285,940
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	40,000		40,700
6.500%, 6/1/2022	27,000		27,692
Rite Aid Corporation
9.250%, 3/15/2020	272,000		272,748
6.750%, 6/15/2021	78,000		79,852
6.125%, 4/1/2023 (h)	135,000		136,688
T-Mobile USA, Inc.
6.836%, 4/28/2023	81,000		84,038
Tribune Media Company
5.875%, 7/15/2022	22,000		22,413
TOTAL CORPORATE BONDS (Cost $1,812,306)			1,808,303

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00%
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $287.00	28	$736,820	168
			168
PURCHASED PUT OPTIONS - 0.33%
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $60.00	99	630,729	5,247
Huntsman Corporation
Expiration: May 2018, Exercise Price: $29.00	151	441,675	20,385
Materials Select Sector SPDR Trust
Expiration: April 2018, Exercise Price: $60.00	21	119,574	8,148
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $265.00	21	552,615	11,508
Expiration: April 2018, Exercise Price: $268.00	17	447,355	12,104
Expiration: April 2018, Exercise Price: $275.00	5	131,575	6,250
Expiration: May 2018, Exercise Price: $261.00	17	447,355	9,597
Expiration: May 2018, Exercise Price: $265.00	23	605,245	16,445
Twenty-First Century Fox, Inc. Class A
Expiration: June 2018, Exercise Price: $30.00	26	95,394	390
United Technologies Corporation
Expiration: August 2018, Exercise Price: $105.00	3	37,746	520
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $105.00	28	291,984	13,300
			103,894
TOTAL PURCHASED OPTIONS (Cost $75,343)			104,062

	Principal Amount
ESCROW NOTES - 0.04% (a)(d)(g)
AMR Corporation	$7,668	13,036
TOTAL ESCROW NOTES (Cost $4,196)		13,036

	Shares
SHORT-TERM INVESTMENTS - 10.43%
MONEY MARKET FUNDS - 6.58% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.55%	64,739	64,739
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.79%	475,034	475,007
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.58%	1,553,000	1,553,000
		2,092,746
	Principal Amount
U.S. TREASURY BILLS - 3.85% (e)(f)
United States Treasury Bills
1.36%, 6/7/2018	$330,000	328,998
1.45%, 6/28/2018	700,000	697,162
1.56%, 8/2/2018	100,000	99,392
1.76%, 8/30/2018	100,000	99,226
		1,224,778
TOTAL SHORT-TERM INVESTMENTS (Cost $3,318,191)		3,317,524
TOTAL LONG INVESTMENTS (Cost $29,629,048) - 95.97%		30,504,288
	Shares
SHORT INVESTMENTS - (22.80)%
COMMON STOCKS - (22.80)%
AEROSPACE & DEFENSE - (1.17)%
United Technologies Corporation	(2,963)	(372,805)
AIRLINES - (0.07)%
American Airlines Group, Inc.	(402)	(20,888)
BROADCASTING - (0.47)%
Discovery Communications, Inc. Class A	(2,937)	(62,940)
Sinclair Broadcast Group, Inc. Class A	(2,751)	(86,106)
		(149,046)
CASINOS & GAMING - (0.29)%
Penn National Gaming, Inc.	(3,513)	(92,251)
DRUG RETAIL - (1.14)%
CVS Health Corporation	(5,807)	(361,253)
HEALTH CARE SERVICES - (0.04)%
LHC Group, Inc.	(223)	(13,728)
HOTELS, RESORTS & CRUISE LINES - (0.95)%
Marriott Vacations Worldwide Corporation	(2,270)	(302,364)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (0.15)%
Vistra Energy Corporation	(2,289)	(47,680)
INDUSTRIAL GASES - (0.67)%
Praxair, Inc. (f)	(1,480)	(211,862)
INTEGRATED TELECOMMUNICATION SERVICES - (3.23)%
AT&T, Inc.	(28,787)	(1,026,257)
INTERNET SOFTWARE & SERVICES - (10.75)%
Alibaba Group Holding Ltd. - ADR	(18,621)	(3,417,698)
MANAGED HEALTH CARE - (0.11)%
Cigna Corporation	(215)	(36,064)
MOVIES & ENTERTAINMENT - (2.27)%
The Walt Disney Company	(7,170)	(720,155)
REGIONAL BANKS - (0.00)%
First Financial Bancorp	(13)	(382)
REITs - (0.07)%
Brookfield Property Partners LP (b)	(1,213)	(23,277)
SEMICONDUCTORS - (1.42)%
KLA-Tenor Corporation	(2,117)	(230,774)
Marvell Technology Group Ltd. (b)	(10,486)	(220,206)
		(450,980)
TOTAL COMMON STOCKS
(Proceeds $6,298,268)		(7,246,690)
TOTAL SHORT INVESTMENTS
(Proceeds $6,298,268) - (22.80)%		(7,246,690)
TOTAL NET INVESTMENTS
(Cost $23,330,780) - 73.17%		23,257,598
OTHER ASSETS IN EXCESS OF LIABILITIES - 26.83%		8,527,396
TOTAL NET ASSETS - 100.00%		$31,784,994

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the schedule of investments for more information.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2018, these securities represent 1.81% of total net assets.
(i)	Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation
Group under the supervision of the Board of Trustees. As of March 31, 2018, this common stock had a cost of $428,231 and its market value represented 1.38% of total net assets. The Fund's adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (l) on the schedule of investments more information.
(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2018.
(k)	As of March 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 23,147,074

Gross unrealized appreciation	2,410,303
Gross unrealized depreciation	(2,035,860)
Net unrealized appreciation	$ 374,443

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(l)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end and exchange traded funds, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor approved by the Board of Trustees of the Fund (the "Board" or "Trustees"). Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$ 20,036,404	$ 145,819	$ 439,402	$ 20,621,625
Private Investment In Public Equity	63,802	-	-	63,802
Closed End Funds	4,054,949	-	-	4,054,949
Preferred Stock	321,660	-	-	321,660
Contingent Value Rights	-	-	392	392
Rights	-	7,306	-	7,306
Warrants	-	7,492	-	7,492
Convertible Bonds	-	184,137	-	184,137
Corporate Bonds	-	1,808,303	-	1,808,303
Purchased Option Contracts	104,062	-	-	104,062
Escrow Notes	-	-	13,036	13,036
Short-Term Investments	2,092,746	1,224,778	-	3,317,524
Swap Contracts**	-	413,305	-	413,305
Total	$ 26,673,623	$ 3,791,140	$ 452,830	$ 30,917,593

Liabilities
Short Common Stock*	$ 7,034,828	$ 211,862	$ -	$ 7,246,690
Written Option Contracts	84,924	-	-	84,924
Forward Currency Exchange Contracts**	-	64,462	-	64,462
Total	$ 7,119,752	$ 276,324	$ -	$ 7,396,076

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At March 31, 2018, the value of these securities was $452,830. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers between levels during the three months ended March 31, 2018. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2017	$ 437,688	$ 4,328	$ 12,269	$ 454,285
Purchases on Investments	-	-	-	-
(Sales) of Investments	-	(6,566)	-	(6,566)
Realized Gain (Loss)	-	6,566	-	6,566
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	1,714	(3,936)	767	(1,455)
Balance as of March 31, 2018	$ 439,402	$ 392	$ 13,036	$ 452,830

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2018 totals $(1,455).
Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2018 are as follows:

Description	Fair Value at March 31, 2018	Valuation Technique	Unobservable Input
Common Stock	$ 439,402	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2018, the value of these investments was $13,428. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

(m)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2018
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 104,062	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Options Written	84,924
Swap Contracts	Schedule of Swap Contracts	413,305	Schedule of Swap Contracts	-
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	64,462
Total		$ 517,367		$ 149,386

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
CenturyLink, Inc.
Expiration: May 2018, Exercise Price: $18.00	7	$ 11,501	$ 294
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $67.50	99	630,729	3,713
Dr Pepper Snapple Group, Inc.
Expiration: May 2018, Exercise Price: $120.00	5	59,190	850
GGP, Inc.
Expiration: April 2018, Exercise Price: $23.00	149	304,854	1,490
Huntsman Corporation
Expiration: May 2018, Exercise Price: $33.00	138	403,650	4,485
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $280.00	28	736,820	672
Twenty-First Century Fox, Inc. Class A
Expiration: April 2018, Exercise Price: $35.00	9	33,021	1,665
Expiration: June 2018, Exercise Price: $36.00	34	124,746	5,950
Twenty-First Century Fox, Inc. Class B
Expiration: April 2018, Exercise Price: $34.00	128	465,536	38,400
United Technologies Corporation
Expiration: August 2018, Exercise Price: $125.00	5	62,910	3,875
			61,394
PUT OPTIONS WRITTEN
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $252.00	40	1,052,600	6,240
Expiration: May 2018, Exercise Price: $251.00	40	1,052,600	12,320
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $95.00	28	291,984	4,970
			23,530
TOTAL OPTIONS WRITTEN
(Premiums received $183,706)			$ 84,924

ETF	- Exchange-Traded Fund

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
March 31, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2018	Currency to be Received		March 31, 2018	(Depreciation)*
5/15/2018	JPM	205,874	AUD	$ 158,130	158,692	USD	$ 158,692	$ 562
5/15/2018	JPM	159,158	USD	159,158	205,874	AUD	158,130	(1,028)
5/25/2018	JPM	33,637	AUD	25,837	26,113	USD	26,113	276
6/6/2018	JPM	4,291,350	DKK	711,996	716,195	USD	716,195	4,199
6/4/2018	JPM	269,724	EUR	333,525	334,188	USD	334,188	663
6/4/2018	JPM	337,412	USD	337,412	269,724	EUR	333,525	(3,887)
6/5/2018	JPM	753,660	EUR	932,011	933,292	USD	933,292	1,281
7/5/2018	JPM	476,685	EUR	590,976	596,308	USD	596,308	5,332
8/15/2018	JPM	566,203	EUR	704,258	689,156	USD	689,156	(15,102)
5/30/2018	JPM	25,374	GBP	35,690	36,347	USD	36,347	657
5/30/2018	JPM	35,754	USD	35,754	25,374	GBP	35,689	(65)
6/15/2018	JPM	57,939	GBP	81,559	78,176	USD	78,176	(3,383)
6/15/2018	JPM	81,606	USD	81,606	57,939	GBP	81,559	(47)
7/13/2018	JPM	1,333,366	GBP	1,879,292	1,821,337	USD	1,821,337	(57,955)
7/13/2018	JPM	254,239	USD	254,239	182,590	GBP	257,349	3,110
7/17/2018	JPM	50,800	GBP	71,611	71,980	USD	71,980	369
9/11/2018	JPM	54,229	GBP	76,625	76,148	USD	76,148	(477)
9/11/2018	JPM	12,247	USD	12,247	8,748	GBP	12,361	114
5/21/2018	JPM	28,067,208	JPY	264,693	265,679	USD	265,679	986
5/21/2018	JPM	264,760	USD	264,760	28,067,208	JPY	264,693	(67)
				$ 7,011,379			$ 6,946,917	$ (64,462)

AUD	- Australian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2018 (Unaudited)
			Pay/Receive					Unrealized
			on Financing	Financing	Payment			Appreciation
Counterparty	Security	Termination Date	Rate	Rate	Frequency	Shares	Notional Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Abertis Infraestructuras SA	10/19/2018	Pay	0.400% + 3 Month LIBOR	Quarterly	41,049	$ 915,033	$ 4,221
BAML	Ablynx NV	1/29/2019	Pay	0.750% + 1 Month LIBOR	Monthly	9,369	509,308	4,224
BAML	Gemalto NV	12/18/2018	Pay	0.350% + 1 Month LIBOR	Monthly	1,098	64,205	2,831
JPM	Gemalto NV	12/19/2018	Pay	0.478% + 3 Month LIBOR	Quarterly	10,004	595,530	14,943
GS	GKN plc	3/14/2019	Pay	0.500% + 3 Month LIBOR	Quarterly	8,041	48,777	3,417
BAML	GKN plc	3/19/2019	Pay	1.600% + 1 Month LIBOR	Monthly	45,466	274,429	20,670
BAML	Linde AG	1/25/2019	Pay	0.350% + 1 Month LIBOR	Monthly	2,249	521,519	(48,378)
JPM	Mantra Group Ltd.	3/2/2019	Pay	0.400% + 3 Month LIBOR	Quarterly	8,494	25,553	57
JPM	Sky plc	5/22/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	91,623	1,282,592	383,747
JPM	TDC A/S	2/12/2019	Pay	0.750% +3 Month LIBOR	Quarterly	77,729	637,502	4,740
GS	TDC A/S	2/23/2019	Pay	0.500% + 3 Month LIBOR	Quarterly	7,670	62,876	445
JPM	UBM plc	1/18/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	29,747	378,723	12,370

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2019	Pay	(10.500)% + 1 Month LIBOR	Monthly	(993)	(19,296)	240
JPM	Informa plc	1/18/2019	Receive	(0.427)% + 3 Month LIBOR	Quarterly	(32,216)	(317,253)	(7,323)
JPM	Melrose Industries plc	1/17/2019	Receive	(0.867)% + 3 Month LIBOR	Quarterly	(57,834)	(179,399)	(7,917)
GS	Melrose Industries plc	3/14/2019	Receive	(1.750)% + 3 Month LIBOR	Quarterly	(14,825)	(46,084)	(1,962)
BAML	Praxair, Inc.	1/25/2019	Receive	(0.400)% + 1 Month LIBOR	Monthly	(1,991)	(311,857)	26,980
								$ 413,305
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                                    5/25/2018

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                                   5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                                   5/25/2018

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                                   5/25/2018

* Print the name and title of each signing officer under his or her signature.